OPERATING LEASES (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease description	Consequently, the applicable lease discount rate of new lease agreements in the first half year of 2025 has been updated to 6.574% and in the last half year of 2025 has been updated to 5.232%, which represents the 3-year Indonesia Government Bond Yield as of December 31, 2025 and 2024, respectively.
Weighted average discount rate	7.15%	10.00%	10.00%